INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 596	¥ 584
Total consideration	0	261	¥ 1,400
(Loss)/Gain on sale of equity securities without readily determinable fair values	(1)	122	1,400
Equity securities without readily determinable fair values paid for business acquisitions		294
Investment in equity securities without readily determinable fair value	¥ 89	¥ 92	¥ 200